Investments in Unconsolidated Entities (Tables)	12 Months Ended
Mar. 31, 2020
Investment in Unconsolidated Entities [Abstract]
Summary of investments in unconsolidated entities

	As of	As of
	March 31,	March 31,
	2020	2019
Equity investments without readily determinable fair value:
Beijing Tianyuebowen Science and Technology Co., Ltd. (a)	$126,946	$134,106
Zhongtai International Education Technology (Beijing) Co., Ltd. (b)	141,052	149,007
Equity method investment:
Nanjing Wei You Xue Information Technology Co., Ltd. (c)	71,828	76,337
Impairment of investments in unconsolidated entities
Beijing Tianyuebowen Science and Technology Co., Ltd. (a)	(115,969)	-
Zhongtai International Education Technology (Beijing) Co., Ltd. (b)	(141,052)	-
Nanjing Wei You Xue Information Technology Co., Ltd. (c)	(71,828)	(76,337)
Total	$10,977	$283,113

(a)	On June 2, 2016, the Company invested RMB 0.9 million (approximately $0.13 million as of March 31, 2020) in exchange for 10% equity interest of Tianyuebowen through its related party, Beijing Haohua Haofu Investment Co., Ltd. ("Haohua Haofu"). Haohua Haofu signed the investment agreement on behalf of Digital Information and transferred 10% ownership of Tianyuebowen to the Company subsequently. RMB 0.9 million was paid in full by the Company in June 2016. Due to the continual losses of Tianyuebowen, the company believes that the probability of recovering the investment in Tianyuebowen is low. Therefore the company accrued $115,969 impairment loss for the investment in Beijing Tianyuebowen.

(b)	On August 15, 2016, the Company invested RMB 1.0 million (approximately $0.14 million as of March 31, 2020) in exchange for 15% equity interest of Zhongtai International Education Technology (Beijing) Co., Ltd. ("Zhongtai") through Haohua Haofu. Haohua Haofu signed the investment agreement on behalf of Digital Information and transferred the 15% ownership of Zhongtai to the Company subsequently. RMB 1.0 million was paid in full by the Company in August 2016. Due to the continual losses of Zhongta, the company believes that the probability of recovering the investment in Zhongta is low. Therefore the balance of $ 141,052 investment in Zhongtai is fully impaired in fiscal year 2020.

(c)	On July 3, 2014, Digital Information entered into an equity investment agreement to acquire 49% of the equity interest of Nanjing Wei You Xue Information Technology Co., Ltd. ("Wei You Xue"), with an aggregate consideration of RMB1,862,000 (approximately $0.30 million as of March 31, 2020). The Company uses the equity method to account for the investment, because the Company has the ability to exercise significant influence but does not have control over the investee. Wei You Xue qualified as a related party thereafter. Due to the continual losses of Wei You Xue, the company believes that the probability of recovering the investment in Wei You Xue is low. Therefore the remaining balance of $71,828 investment in Wei You Xue is fully impaired in fiscal year 2019.